Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Statutory Reserves and Restricted Net Assets
Statutory Reserves and Restricted Net Assets

23.  Statutory Reserves and Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s entities and the VIE subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to US$41,776 and US$283,655 as of December 31, 2020 and 2021. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans, or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIE to satisfy any obligations of the Company.

For the year ended December 31, 2021, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2021 and the condensed financial information of the Company (referred to as the “Parent Company” below) are required to be presented.

Condensed Financial Information of the Parent Company

(All amounts in US$ thousands (“US$”), except for share and per share data, unless otherwise noted)

Balance Sheet

	As of December 31,
	2020	2021
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	20	15,833
Amounts due from subsidiaries	174,753	346,859
Prepayments and other current assets	—	13,345
Total current assets	174,773	376,037
Non -current assets:
Investment in subsidiaries and VIE	—	753,005
Other non-current assets	182	—
Total non-current assets	182	753,005
Total assets	174,955	1,129,042
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT/(EQUITY)
Liabilities
Accruals and other current liabilities	349	6,897
Amounts due to subsidiaries and VIE	673	—
Other non-current liabilities	—	8,484
Investment deficit in subsidiaries and VIE	4,933	—
Total liabilities	5,955	15,381
Mezzanine equity
Series A convertible preferred shares (US$0.00005 par value; 65,288,360 shares authorized, issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	9,000	—
Series A-1 convertible preferred shares (US$0.00005 par value; 15,959,140 shares authorized as of December 31, 2020; 12,222,267 shares issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	2,680	—
Series B convertible preferred shares (US$0.00005 par value; 90,782,550 shares authorized as of December 31, 2020; 87,756,440 shares issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	29,000	—
Series C convertible preferred shares (US$0.00005 par value; 60,469,840 shares authorized as of December 31, 2020; 60,468,490 shares issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	115,007	—
Series D convertible preferred shares (US$0.00005 par value; 75,000,000 shares authorized as of December 31, 2020; 52,428,242 shares issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	177,980	—
Total mezzanine equity	333,667	—
Shareholders’ (deficit)/equity:
Ordinary shares (US$0.00005 par value; 692,500,110 shares authorized, 221,980,000 shares issued and outstanding as of December 31, 2020; nil shares authorized, issued and outstanding as of December 31, 2021)	11	—
Class A ordinary shares (US$0.00005 par value; nil and 600,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 491,846,560 shares issued as of December 31, 2020 and 2021, respectively; nil and 480,241,752 shares outstanding as of December 31, 2020 and 2021, respectively)	—	25
Class B ordinary shares (US$0.00005 par value; nil and 200,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 79,400,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	—	4
Treasury stock (US$0.00005 par value; nil and 11,604,808 shares as of December 31, 2020 and 2021, respectively)	—	(46,930)
Additional paid-in capital	27,315	1,526,140
Accumulated other comprehensive (loss)/income	481	2,320
Accumulated deficit	(192,474)	(367,898)
Total shareholders’ (deficit)/equity	(164,667)	1,113,661
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	174,955	1,129,042

Statement of Comprehensive Loss

	As of December 31,
	2019	2020	2021
Operation expense
General and administrative expenses	(288)	(784)	(2,927)
Share of loss of subsidiaries and VIE	(71,359)	(66,982)	(174,455)
Other operating expenses, net	(7)	(7)	—
Total operating expenses	(71,654)	(67,773)	(177,382)
Other non-operating income, net	—	—	1,958
Financial income, net	1,179	861	—
Foreign exchange loss	(2)	—	—
Loss before income tax expense	(70,477)	(66,912)	(175,424)
Net loss	(70,477)	(66,912)	(175,424)

Deemed dividend from Preferred Shareholders	(3,430)	—	—
Net loss attributable to ordinary shareholders	(73,907)	(66,912)	(175,424)

Net loss	(70,477)	(66,912)	(175,424)
Other comprehensive (loss)/income
Foreign currency translation	(428)	2,882	1,482
Changes in fair value of long-term investments	—	—	357
Total comprehensive loss	(70,905)	(64,030)	(173,585)

Statement of Cash Flows

	As of December 31,
	2019	2020	2021
Net cash (used in)/generated from operating activities	(728)	498	11,255
Payment for short-term investments	(94,910)	—	—
Proceeds from disposal of short-term investments	95,967	—	—
Advance to, and investment in subsidiaries	(23,329)	(151,719)	(1,037,244)
Net cash used in investing activities	(22,272)	(151,719)	(1,037,244)
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance	—	—	904,732
Payment for repurchase of ordinary shares	—	—	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering	—	—	200,000
Proceeds from exercise of share options	—	—	1,070
Proceeds from issuance of convertible preferred shares, net of issuance costs	177,980	—	—
Payment for repurchase of convertible preferred shares	(3,750)	—	—
Subscription contributions from shareholders	—	10	—
Net cash generated from financing activities	174,230	10	1,041,802
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase/(decrease) in cash and cash equivalents	151,230	(151,211)	15,813
Cash and cash equivalents at beginning of the year	1	151,231	20
Cash and cash equivalents at end of the year	151,231	20	15,833